As filed with the Securities and Exchange Commission on January 27, 2014

1933 Act File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	145	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	146	[	X	]

(Check appropriate box or boxes.)

Direxion Funds

1301 Avenue of the Americas (6th Avenue), 35th Floor
New York, New York 10019
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
1301 Avenue of the Americas (6th Avenue), 35th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Eric S. Purple
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
35th Floor	Washington, DC 20006
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On January 31, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	On (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 142 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 14, 2013, and pursuant to Rule 485(a)(2) would become effective on January 28, 2014.

This Post-Effective Amendment No. 145 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 145 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940 Act, as amended, the Registrant certifies that this Post-Effective Amendment No. 145 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 145 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on January 27, 2014.

DIREXION FUNDS

By:  /s/ Daniel D. O’Neill*
              Daniel D. O’Neill
              Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 145 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	January 27, 2014
Lawrence C. Rafferty

/s/ Gerald E. Shanley III*	Trustee	January 27, 2014
Gerald E. Shanley III

/s/ John Weisser*	Trustee	January 27, 2014
John Weisser

/s/ Daniel D. O’Neill*	Chief Executive Officer and	January 27, 2014
Daniel D. O’Neill	Chief Investment Officer

/s/ Eric W. Falkeis*	President	January 27, 2014
Eric W. Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer and Assistant Secretary	January 27, 2014
Patrick J. Rudnick

*By: /s/ Angela Brickl
Attorney-In Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 138 to the Trust’s Registration Statement filed with the SEC on September 3, 2013.